Equity-Based Compensation - Management Incentive Plan (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares
Equity-Based Compensation
Stock-based compensation expense | $		$ 39	$ 3	$ 3
Key assumptions used in the valuation of the options granted
Annual risk-free interest rate			1.15%
Equity volatility			29.00%
Expected average life of options			6 years
Dividend yield			0.00%
GBTG MIP Options
Equity-Based Compensation
Stock-based compensation expense | $		$ 2
Expected weighted average period compensation costs to be recognized (years)		1 year 8 months 12 days
Key assumptions used in the valuation of the options granted
Number of options granted | shares		0		0
Weighted average grant date fair value | $ / shares			$ 3.02
Management Incentive Plan | GBTG MIP Options
Equity-Based Compensation
Exercise price of Options granted, as percentage of fair marked value	100.00%
Number of options
Balance as of December 31, 2021 | shares		4,173,448
Exchange ratio conversion		8.7659
Recalculated GBTG MIP Options beginning balance | shares		36,584,013
Forfeited | shares		(138,124)
Exercised | shares		(48,212)
Balance as of December 31, 2022 | shares		36,397,677	4,173,448
Exercisable as of December 31, 2022 | shares		27,766,065
Expected to vest as of December 31, 2022 | shares		8,631,632
Weighted average exercise price per option
Balance as of December 31, 2021 | $ / shares		$ 67.22
Recalculated GBTG MIP Options beginning balance | $ / shares		7.67
Forfeited | $ / shares		10.03
Exercised | $ / shares		6.55
Balance as of December 31, 2022 | $ / shares		7.66	$ 67.22
Exercisable as of December 31, 2022 | $ / shares		7.10
Expected to vest as of December 31, 2022 | $ / shares		$ 10.31
Weighted average remaining contractual term
"Exercisable as of December 31, 2022"		4 years 1 month 6 days
Expected to vest as of December 31, 2022		8 years 6 months
Aggregate intrinsic value
Exercisable as of December 31, 2022 | $		$ 13
Management Incentive Plan | GBTG MIP Options | Minimum
Equity-Based Compensation
Vesting period (in years)	3 years
Management Incentive Plan | GBTG MIP Options | Maximum
Equity-Based Compensation
Vesting period (in years)	5 years
Management Incentive Plan | GBTG MIP Options | Three year vesting period
Equity-Based Compensation
Annual vesting percentage	33.33%
Management Incentive Plan | GBTG MIP Options | Five year vesting period
Equity-Based Compensation
Annual vesting percentage	20.00%